Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The condensed consolidated financial statements prior to the Reorganization include the accounts of Forma Therapeutics Holdings, LLC and its wholly owned subsidiaries. The condensed consolidated financial statements subsequent to the Reorganization include the accounts of Forma Therapeutics Holdings, Inc. and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

The Company has prepared the accompanying condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures generally included in financial statements in conformity with GAAP have been condensed or omitted in accordance with such rules and regulations. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standard Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The Company’s significant accounting policies are disclosed in the audited consolidated financial statements included in the Company’s final prospectus filed with the SEC pursuant to the Rule 424(b)(4) on June 22, 2020 (“Prospectus”). Since the date of such audited consolidated financial statements, there have been no changes to the Company’s significant accounting policies except as noted below.

Basis of Presentation and Consolidation

The consolidated financial statements prior to the Reorganization include the accounts of Forma Therapeutics Holdings, LLC and its wholly owned subsidiaries. The consolidated financial statements subsequent to the Reorganization include the accounts of Forma Therapeutics Holdings, Inc. and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

The Company has prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standard Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Effective January 1, 2019, the Company adopted the provisions of ASU No. 2014-09, Revenue from Contracts with Customers, and subsequent updates and amendments (“Topic 606”), applying the modified retrospective transition approach as discussed in Recently Adopted Accounting Pronouncements below. Results for the year ended December 31, 2019, and the related disclosures, reflect the application of this ASU.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the valuation of Common 1 shares, common stock, enterprise incentive shares, enterprise junior stock, warrant liability, accrued expenses, income taxes, standalone selling price, estimated variable consideration and proportional performance in calculating revenue recognition. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from the Company’s estimates.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision-maker, the Company’s chief executive officer, view the Company’s operations and manages its business as a single operating segment.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents.

Amounts in restricted cash consist of a security deposit and a letter of credit, both of which secure the Company’s respective office spaces. Pursuant to the Hit Discovery divestiture in March 2020, and the assignment and assumption of the Company’s Branford, CT lease to Valo Health, the security deposit restricted as of December 31, 2019 was transferred to Valo Health (see Note 16). In connection with the Company entering into a new lease in September 2020, the Company delivered a letter of credit equal to six months of the initial base rent which was included in restricted cash as of September 30, 2020. Restricted cash is included in other assets on the condensed consolidated balance sheets. The following table reconciles cash, cash equivalents and restricted cash as of September 30, 2020 and 2019 to the condensed consolidated statements of cash flows (in thousands):

	September 30,
	2020	2019
Cash and cash equivalents	$79,865	$55,790
Restricted cash	2,470	616

Total cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flows	$82,335	$56,406

Cash, Cash Equivalents and Restricted Cash

The Company considers all short-term, highly liquid investments with original maturities of 90 days or less at acquisition date to be cash equivalents.

Amounts in restricted cash consist of a security deposit and a letter of credit, both of which secure the Company’s respective office spaces. Restricted cash is included in other assets on the consolidated balance sheets. The following table reconciles cash, cash equivalents and restricted cash per the consolidated balance sheets to the consolidated statements of cash flows (in thousands):

	DECEMBER 31,
	2018	2019
Cash and cash equivalents	$83,448	$173,180
Restricted cash	616	616

Total cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows	$84,064	$173,796

Marketable Securities

Marketable Securities

Marketable securities generally consist of U.S. Treasury securities, debt securities of U.S. government agencies and corporate entities and commercial paper. The objectives for holding investments are to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to an interest-bearing bank account with limited risk to the principal invested. Marketable securities with original maturities of greater than 90 days and remaining maturities of less than one year from the balance sheet date are classified as short-term marketable securities. Marketable securities with remaining maturities of greater than one year from the balance sheet date are classified as long-term marketable securities. All investments are classified as held-to-maturity marketable securities as the Company does not have intent to sell these securities and it is more likely than not the Company will not be required to sell such investments before recovery of their amortized cost basis. Held-to-maturity securities are stated at their amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in interest income in the condensed consolidated statements of operations and comprehensive loss.

Marketable Securities

Marketable securities generally consist of U.S. Treasury securities, debt securities of U.S. government agencies and corporate entities and commercial paper. The objectives for holding short-term investments are to invest the Company’s excess cash resources in investment vehicles that provide a better rate of return compared to an interest-bearing bank account with limited risk to the principal invested. All short-term investments, which are held for one year or less, are classified as held-to-maturity marketable securities as the Company does not have intent to sell these securities and it is more likely than not the Company will not be required to sell such investments before recovery of their amortized cost basis. Held-to-maturity securities are stated at their amortized cost, adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in interest income (expense) in the consolidated statements of operations and comprehensive income (loss).

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially expose the Company to concentrations of credit risk include cash equivalents, marketable securities and accounts receivable. Substantially all of the Company’s cash deposits are maintained at large, creditworthy financial institutions.

Concentration of credit risk with respect to receivables is limited to certain customers to which the Company makes substantial sales. Customers are granted credit on an unsecured basis. To mitigate risk, the Company routinely assesses the financial strength of its customers which are primarily large pharmaceutical companies. The Company’s policy is to maintain allowances for estimated losses associated with the inability of its customers to make required payments. The Company provides an allowance for doubtful accounts based on known accounts receivable balances that are determined to be uncollectible, historical experience and other currently available evidence. The Company’s senior management reviews accounts receivables on a periodic basis to determine if any receivables may be potentially uncollectable. An amount is written off against the allowance after all attempts have failed to collect the receivable. Based on management’s review, no allowances for doubtful accounts were recorded for the years ended December 31, 2018 and 2019.

For each year ended December 31, 2018 and 2019, one customer accounted for 97% and 96%, respectfully, of total revenue. As of both December 31, 2018, and 2019, the same customer represented 100% of the accounts receivable balance.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Repairs and maintenance costs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are eliminated from the consolidated balance sheets and any related gain or loss is reflected in the consolidated statements of operations and comprehensive income (loss). Depreciation is computed using the straight-line method over the following useful lives:

ESTIMATED USEFUL LIFE
Computer and office equipment	3 years
Software	3-5 years
Lab equipment	3-5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of estimated useful life or lease term

Assets Held-for-Sale

Assets Held-for-Sale

The Company classifies assets as held-for-sale when all of the following are met: (i) management has committed to a plan to sell the assets; (ii) the assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer has been initiated; (iv) it is probable that a sale will occur within one year; (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value; and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. If all held-for-sale criteria are met, the assets are reclassified and presented separately in the consolidated balance sheets as assets held-for-sale at the lower of the carrying value or the fair value, less cost to sell, and no longer depreciated or amortized.

Classification of Preferred Shares and Preferred Stock

Classification of Preferred Shares and Preferred Stock

The Company records all preferred shares and preferred stock upon issuance at its respective fair value or original issuance price less direct and incremental issuance costs, as stipulated by its terms. The Company classifies its preferred shares and preferred stock outside of stockholders’ equity (deficit), if the redemption of such shares is at the option of the holder or any deemed redemption event is outside the Company’s control. The Company adjusts the carrying values of its preferred shares and preferred stock to its redemption value when the redemption value exceeds the carrying value and when the preferred shares and preferred stock are currently redeemable or probable of becoming redeemable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. To date, the Company has not recorded any impairment losses on long-lived assets.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principle or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, the first two are considered observable and the last is considered unobservable:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•

Level 2: Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s warrants to purchase shares of redeemable convertible and convertible preferred securities, money market funds, and repurchase agreements are carried at fair value, determined according to the fair value hierarchy described above. The Company has no other financial assets or liabilities that are measured at fair value on a recurring basis.

Research and Development

Research and Development

Research and development costs are charged to operations in the period incurred and include internal and external costs incurred in performing research and development activities in connection with the discovery and development of product candidates. Such expenses primarily consist of personnel costs, including compensation, benefits and other related expenses, equity-based compensation, clinical supplies, research and development facilities and related expenses, and third-party contract costs relating to research, process and formulation development, preclinical and clinical studies and regulatory operations.

Patent Costs		Patent Costs Costs to secure, defend and maintain patents are expensed as incurred, and are classified as general and administrative expenses due to the uncertainty of future benefits.
Comprehensive Income (Loss)

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity that result from transactions and economic events other than those with the equity holders. There was no difference between net loss and comprehensive loss presented in the accompanying condensed consolidated financial statements for the three and nine months ended September 30, 2020 and 2019.

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss) as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with the equity holders. There was no difference between net income (loss) and comprehensive income (loss) presented in the accompanying consolidated financial statements for the years ended December 31, 2018 and 2019.

Income Taxes

Income Taxes

Prior to the Reorganization, Forma Therapeutics Holdings, LLC, a limited liability company, was treated as a “pass-through” entity for federal income tax purposes. As such, it did not pay federal income taxes. Rather, the income, gains and losses were allocated to the holders of the Company’s redeemable convertible and convertible preferred shares and Common 1 shares. Its subsidiaries were corporations for income tax purposes and recorded income taxes using the asset and liability method.

Subsequent to the Reorganization, Forma Therapeutics Holdings, Inc. and the Company’s subsidiaries are corporations for income tax purposes and record income taxes using the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and operating loss and tax credit carryforwards. The Company’s financial statements contain certain deferred tax assets, which have arisen primarily as a result of operating losses, as well as other temporary differences between financial and tax accounting. Accounting guidance requires the Company to establish a valuation allowance if the likelihood of realization of the deferred tax assets is reduced based on an evaluation of objective verifiable evidence. Significant management judgment is required in determining the Company’s provision for income taxes, the Company’s deferred tax assets and liabilities and any valuation allowance recorded against those net deferred tax assets. The Company evaluates the weight of all available evidence to determine whether it is more likely than not that some portion of all of the net deferred income tax assets will not be realized.

The guidance on accounting for and disclosure of uncertainty in tax positions requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority.

Warrant Liability

Warrant Liability

The Company accounts for its warrants as either equity or liabilities based on the characteristics and provisions of each instrument. When the warrant agreement includes terms and provisions in which an event could occur that requires the Company to transfer cash or other assets to the warrant holder in exchange for either (i) the outstanding warrant or (ii) the underlying share issuable upon exercise of the warrant and that event is outside of the Company’s control, the warrant is accounted for as a liability. Warrants classified as liabilities are recorded at fair value on the date of grant and are subsequently remeasured to fair value at each balance sheet date. Changes in the fair value of the warrant are recognized as a component of other income (expense) in the consolidated statements of operations and comprehensive income (loss). The Company estimates the fair value of these liabilities using Black-Scholes option-pricing models and assumptions that are based on the individual characteristics of the warrants on the valuation date, as well as assumptions including the fair value per share of the underlying security, the remaining contractual term of the warrant, risk-free interest rate, expected dividend yield and expected volatility of the price of the underlying security.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting, and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction to additional paid-in capital generated as a result of the offering. On June 23, 2020, the Company completed the IPO. Accordingly, the Company recognized the deferred offering costs of approximately $3.6 million as a reduction from the gross proceeds associated with the closing of the IPO through additional paid-in capital in the accompanying condensed consolidated balance sheet. As such, there were no deferred offering costs in the accompanying condensed consolidated balance sheet as of September 30, 2020. The Company incurred no deferred offering costs as of December 31, 2019.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting, and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction to additional paid-in capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive income (loss). No deferred offering costs were incurred by the Company as of December 31, 2018 or 2019.

Revenue Recognition

Revenue Recognition

Subsequent to the Adoption of Topic 606

Effective January 1, 2019, the Company adopted Topic 606 using the modified retrospective transition method. The provisions of Topic 606 apply to all contracts with customers, except those that are within the scope of other standards, such as leases, insurance, collaboration agreements and financial instruments. In accordance with this method, the Company recorded a cumulative effect adjustment in applying Topic 606 to all contracts not substantially complete as of the adoption date. Refer to Recently Adopted Accounting Pronouncements below for the impact of adoption.

The Company enters into collaboration agreements within the scope of Topic 606. Under these collaboration agreements, the Company provides research and development services, license rights and options for additional goods and services to customers. The agreements typically include a combination of upfront, non-refundable fees, reimbursement of research and development costs, milestone payments based on specified clinical, regulatory and commercial milestones, and royalties on net sales of licensed products.

Topic 606 requires entities to recognize revenue when (or as) control of the promised goods or services transfer to the customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those promised goods or services. In order to meet this objective, the Company applies the five-step model prescribed by Topic 606 as follows: (i) identify the contract with the customer; (ii) identify the performance obligation(s); (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s); and (v) recognize revenue when (or as) the performance obligation(s) is satisfied. The Company applies the five-step model to contracts with customers when it is deemed probable that the consideration to which it will be entitled in exchange for the goods or services transferred will be collected.

When optional goods or services are offered, the Company assesses the options to determine whether the options grant the customer a material right. This determination includes whether the option is priced at an amount that the customer would not have received without entering into the contract with the Company. If the Company concludes the option conveys a material right, it is accounted for as a separate performance obligation. In identifying performance obligations in a contract, the Company identifies those promises that are distinct. Promised goods or services are considered distinct when the customer can benefit from the goods or services on their own, or together with readily available resources, and the goods or services are separately identifiable from other promises in the contract. If a promise is not distinct, it is combined with other promises in the contract until the combined group of promises is capable of being distinct.

At contract inception, the Company determines transaction price based on the amount of consideration the Company expects to receive in exchange for the promised goods and services transferred. Consideration may be fixed or variable, or both. When a contract includes variable consideration, the Company applies either the expected amount method or the most likely amount method to estimate the consideration to be received. The Company then assesses whether it is probable that a significant reversal of revenue will not occur if the variable consideration is included in the measure of transaction price. If the probability threshold is not met, the Company constrains the variable consideration to the extent it is not probable that a significant reversal of revenue will not occur. For contracts that include sales-based royalties for licensed compounds, the Company recognizes revenue at the date when the related sales occur. Finally, the Company determines whether the contract contains a significant financing component by analyzing the promised consideration relative to the standalone selling price of the promised goods and services and the timing of payment relative to the transfer of the promised goods and services. At each reporting date, the Company reassesses the transaction price and probability of achievement of the performance obligations and the associated constraints on transaction price. If necessary, the Company adjusts its transaction price, recording a cumulative catch-up adjustment based on progress for the amount that was previously constrained.

Transaction price is allocated based on relative standalone selling price of the performance obligations in the contract. When variable consideration relates to one or more, but not all, performance obligations in the contract, and allocating the variable consideration to the related performance obligations results in an amount the Company would expect to receive for those performance obligations, the variable consideration is allocated to those performance obligations to which it relates. Determining the standalone selling price of the performance obligations requires management judgment as the performance obligations may not be sold on a standalone basis. To estimate standalone selling price, the Company considers comparable transactions, both internal and in the marketplace, elements of the negotiations of the contract, estimated costs to complete the respective performance obligations and reasonable profit margins the Company and others in the marketplace would expect to receive for the various elements of the contract.

Revenue is recognized when (or as) control of a performance obligation is transferred to the customer. When combined performance obligations contain a promised license and related services or other promises, management judgment is required to determine the appropriate timing of revenue recognition. In doing so, the Company must identify the predominant promise or promises in the contract to determine whether revenue is recognized at a point in time or over time. If over time, the Company must determine the appropriate measure of progress. If a license is deemed to be the predominant promise in a performance obligation, the Company must determine the nature of the license, whether functional or symbolic intellectual property, to conclude whether point-in-time or over-time revenue recognition is most appropriate. The determination of functional or symbolic intellectual property requires an assessment of whether the customer is able to exploit and benefit from the license in its current condition or if the utility of the license is dependent on or influenced by the ongoing activities of or being associated with the Company.

At each reporting date, the Company calculates the measure of progress for the performance obligations transferred over time. The calculation generally uses an input measure based on costs incurred to-date relative to estimated total costs to complete the transfer of the performance obligation. The measurement of progress is then used to calculate the total revenue earned, including any cumulative catch-up adjustment.

Payments in the Company’s contracts are generally based on stated billing intervals in the contracts. Payments are generally due within 30 days of invoicing, with stated interest rates on overdue balances. Amounts are recorded in accounts receivable when the right to consideration is unconditional. Payments received in advance of transfer of the associated performance obligations are reflected in deferred revenue until the Company transfers control of the performance obligations to the customer.

Prior to the Adoption of Topic 606

Prior to the adoption of Topic 606, the Company recognized revenue from collaboration arrangements in accordance with ASC 605, Revenue recognition (“ASC 605”). Accordingly, revenue is recognized when all of the following criteria are met:

(i)	persuasive evidence of an arrangement exists;

(ii)	delivery has occurred, or services have been rendered;

(iii)	the seller’s price to the buyer is fixed or determinable; and

(iv)	collectability is reasonably assured.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the consolidated balance sheets. Amounts expected to be recognized as revenue within the twelve months following the balance sheet date are classified as current liabilities. Amounts not expected to be recognized as revenue within the twelve months following the balance sheet date are classified as deferred revenue, noncurrent.

Multiple element arrangements

The Company analyzes its strategic partnerships that include multiple element arrangements based on the guidance in ASC 605-25, Revenue Recognition—Multiple Element Arrangements (“ASC 605-25”). Pursuant to the guidance in ASC 605-25, the Company evaluates multiple element arrangements to determine (i) the deliverables included in the arrangement and (ii) whether the individual deliverables represent separate units of accounting or whether they must be accounted for as a combined unit of accounting. This evaluation requires subjective determinations and requires management to make judgments about the individual deliverables and whether such deliverables are separable from the other aspects of the contractual relationship. Deliverables are considered separate units of accounting provided that: (i) the delivered item(s) has value to the customer on a stand-alone basis and (ii) if the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the Company’s control. In assessing whether an item has stand-alone value, the Company considers factors such as the research, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the collaboration partner can use the deliverable(s) for their intended purpose without the receipt of the remaining element(s), whether the value of the deliverable is dependent on the undelivered item(s) and whether there are other vendors that can provide the undelivered element(s).

Options are considered substantive if, at the inception of the arrangement, the Company is at risk as to whether the collaboration partner will choose to exercise the option. Factors that the Company considers in evaluating whether an option is substantive include the cost to exercise the option, the overall objective of the arrangement, the benefit the collaborator might obtain from the arrangement without exercising the option and the likelihood the option will be exercised. When an option is considered substantive, the Company does not consider the option or item underlying the option to be a deliverable at the inception of the arrangement and the associated option fees are not included in the allocable consideration, assuming the option is not priced at a significant and incremental discount. Conversely, when an option is not considered substantive, the Company would consider the option including other deliverables contingent upon the exercise of the option, to be a deliverable at the inception of the arrangement and a corresponding amount would be included in the allocable arrangement consideration. Notwithstanding whether the option is considered substantive or non-substantive, if the price of the option includes a significant incremental discount, the discount would be included as a deliverable at the inception of the arrangement.

Allocation of arrangement consideration

Arrangement consideration that is fixed or determinable is allocated among the separate units of accounting using the relative selling price method. Then, the applicable revenue recognition criteria in ASC 605-25 are applied to each of the separate units of accounting in determining the appropriate period and pattern of recognition. The Company determines the selling price of a unit of accounting following the hierarchy of evidence prescribed by ASC 605-25. Accordingly, the Company determines the estimated selling price for units of accounting within each arrangement using vendor-specific objective evidence (“VSOE”), of selling price, if available, third-party evidence (“TPE”), of selling price if VSOE is not available, or best estimate of selling price (“BESP”), if neither VSOE nor TPE is available. The Company typically uses BESP to estimate the selling price, since it generally does not have VSOE or TPE of selling price for its units of accounting. Determining the BESP for a unit of accounting requires significant judgment. In developing the BESP for a unit of accounting, the Company considers applicable market conditions and relevant entity-specific factors, including factors that were contemplated in negotiating the agreement with the customer and estimated costs. The Company validates the BESP for units of accounting by evaluating whether changes in the key assumptions used to determine the BESP will have a significant effect on the allocation of arrangement consideration between multiple units of accounting.

Pattern of recognition

The Company recognizes arrangement consideration allocated to each unit of accounting when all of the revenue recognition criteria in ASC 605 are satisfied for that particular unit of accounting. Deliverables under collaboration agreements generally consist of licenses and research and development services. License revenue is recognized when the license is delivered, when it is determined to have stand-alone value from the undelivered elements of the arrangement. If the license does not have stand-alone value, the amounts allocated to the license will be combined with the related undelivered items as a single unit of accounting. The revenue recognition of a combined unit of accounting typically follows the pattern of revenue of the last delivered item in the combined unit of accounting.

The Company recognizes the amounts associated with research and development services and other service-related deliverables over the associated period of performance. If there is no discernable pattern of performance or objectively measurable performance measures do not exist, then the Company recognizes revenue under the arrangement on a straight-line basis over the period the Company is expected to complete its performance obligations. Conversely, if the pattern of performance in which the service is provided to the customer can be determined and objectively measurable performance exists, then the Company recognizes revenue under the arrangement using the proportional performance method.

The Company recognizes revenue associated with license options upon exercise of the option, if the underlying license has standalone value from the other deliverables to be provided subsequent to delivery of the license. If the license does not have standalone value, the amounts allocated to the license option will be combined with the related undelivered items as a single unit of accounting.

Revenue recognized is limited to the lesser of the cumulative amount of payments received or the cumulative revenue earned determined using the straight-line method or proportional performance, as applicable, as of the balance sheet date.

Recognition of milestones and royalties

At the inception of each arrangement that includes milestone payments, the Company evaluates whether each milestone is substantive and at-risk. This evaluation includes an assessment of whether (i) the consideration is commensurate with either (1) the entity’s performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting at least in part from the entity’s performance to achieve the milestone; (ii) the consideration relates solely to past performance; and (iii) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, regulatory, commercial, and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone, and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment. On the milestone achievement date, assuming all other revenue recognition criteria are met, and the milestone is deemed substantive and at-risk, the Company recognizes the payment as collaboration revenue. For milestones that are not deemed substantive and at-risk, where payment is reasonably assured, the Company recognizes the milestone payment over the remaining service period.

The Company will recognize royalty revenue, if any, in the period of sale of the related product(s), based on the underlying contract terms, provided that the reported sales are reliably measurable, and the Company has no remaining performance obligations, assuming all other revenue recognition criteria are met. To date, the Company has not earned any royalty revenue.

Reimbursable out-of-pocket expenses are reflected in the consolidated statements of operations and comprehensive income (loss) as revenue when the Company is deemed to be the primary obligor for these expenses.

Net Income (Loss) per Share

Net Income (Loss) per Share

The Company follows the two-class method when computing net income (loss) allocable to common securities per share as the Company has issued shares that meet the definition of participating securities, which include: (i) Series A convertible preferred shares; (ii) Series B and Series C1 redeemable convertible preferred shares; (iii) enterprise incentive shares; (iv) Series A, Series B-1 and Series B-2 convertible preferred stock prior to the issuance of the Series D redeemable convertible preferred stock (see Note 12); (v) Series C convertible preferred stock; and (vi) enterprise junior stock. The two-class method requires a portion of net income to be allocated to the participating securities to determine net income (loss) allocable to the common securities. During periods of loss, there is no allocation required under the two-class method since the participating securities do not have a contractual obligation to fund the losses of the Company.

Net income (loss) allocable to common securities stock is equal to the net income (loss) less: (i) cumulative dividends and preferred returns on preferred securities accrued during the period, whether or not declared; (ii) noncumulative dividends declared on classes of securities other than common securities, whether or not paid; (iii) increases or decreases in carrying value of preferred securities, including accretion on preferred securities to its redemption value, gains or losses resulting from extinguishments on preferred securities and distributions on preferred securities in excess of accrued cumulative dividends or preferred returns; and (iv) participation rights in undistributed earnings.

Basic net income (loss) per share is calculated by dividing net income (loss) allocable to common securities by the weighted-average number of shares of common securities outstanding for the period, which includes the warrants to purchase common securities at $0.04 per share to the extent they are outstanding. Diluted net loss per share is calculated by dividing the diluted net loss allocable to common securities by the weighted-average number of common securities outstanding used to calculate basic net income (loss) per share, plus the effect of potential common securities to the extent they are dilutive.

Equity-Based Compensation

Equity-Based Compensation

The Company accounts for equity awards, including grants of enterprise incentive shares, enterprise junior stock, stock options, restricted stock units and restricted common stock, in accordance with ASC 718, Compensation—Stock Compensation (“Topic 718”). Topic 718 requires all equity-based payments to employees, which includes grants of employee equity awards, to be recognized in the condensed consolidated statements of operations and comprehensive loss based on their grant date fair values. The Company recognizes equity-based compensation expense for any non-employee awards consistent with equity awards issued to employees. As it relates to both employee and non-employee equity awards, the Company has elected to account for forfeitures as they occur.

For awards granted prior to the close of the IPO, in the second quarter of 2020, the Company used a probability-weighted expected returns method (“PWERM”) with four scenarios to value the common securities underlying the awards: an IPO, a delayed IPO, a sale of the Company and a remain private scenario. In the IPO and sale scenarios, the Company estimated an equity value based on the guideline public company method under a market approach. The guideline public companies consist of biopharmaceutical companies with recently completed initial public offerings. For the remain private scenario, the Company back-solved to the price of a recently issued preferred security. The Company converted its estimated future value in each scenario to present value using a risk-adjusted discount rate. The relative probability of each scenario was determined based on an assessment of then-current market conditions.

Where appropriate, the Company applied a discount for lack of marketability to the value indicated for the common securities.

There are significant judgments and estimates inherent in the determination of the fair value of the common securities. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of preferred securities, the superior rights and preferences of securities senior to the common securities at the time of, and the likelihood of, achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common securities at each valuation date.

For awards granted on or subsequent to the close of the IPO, for the nine months ended September 30, 2020, the fair value of the common stock underlying the awards is estimated based on the fair value of the Company’s common stock on the grant date.

The Company estimates the fair value of stock options using the Black-Scholes option pricing model, which uses as inputs the estimated fair value of common securities, and certain management estimates, including the expected stock price volatility, the expected term of the award, the risk-free rate, and expected dividends. Expected volatility is calculated based on reported volatility data for a representative group of publicly traded companies for which historical information is available. The Company selects companies with comparable characteristics with historical share price information that approximates the expected term of the equity-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period that approximates the calculated expected term of the stock options. The Company will continue to apply this method until a sufficient amount of historical information regarding the volatility of its stock price becomes available. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The Company uses the simplified method, under which the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term. The Company utilizes this method due to lack of historical exercise data. The expected dividend yield is assumed to be zero as the Company has no current plans to pay any dividends on common stock.

For awards with service-based vesting conditions, the Company recognizes equity-based compensation expense on a straight-line basis over the vesting period. For awards subject to performance conditions, the Company recognizes equity-based compensation expense using an accelerated recognition method over the remaining service period when the Company determines the achievement of the performance condition is probable. The Company classifies equity-based compensation expense in its condensed consolidated statements of operations and comprehensive loss consistent with the classification of the award recipient’s compensation expense.

Equity-Based Compensation

The Company accounts for equity awards, including grants of enterprise incentive shares, enterprise junior stock and stock options, in accordance with ASC 718, Compensation – Stock Compensation (“Topic 718”). Topic 718 requires all equity-based payments to employees, which includes grants of employee equity awards, to be recognized in the consolidated statements of operations and comprehensive income (loss) based on their grant date fair values. Prior to January 1, 2019, equity awards issued to non-employees were accounted for in accordance with ASC 505-50, Equity-Based Payment to Non-Employees (“ASC 505-50”). Under ASC 505-50, equity awards issued to non-employees are initially recorded at their grant date fair values and are periodically revalued as the equity instruments vest, with the related expense recorded in the consolidated statements of operations and comprehensive income (loss). Effective January 1, 2019, the Company adopted ASU No. 2018-07, Compensation – Stock Compensation (Topic 718) – Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). Under ASU 2018-07, the Company no longer accounts for equity awards issued to non-employees under ASC 505-50. Instead, the Company recognizes equity-based compensation expense for any non-employee awards consistent with equity awards issued to employees. As it relates to both employee and non-employee equity awards, the Company has elected to account for forfeitures as they occur.

The Company used a hybrid of the probability-weighted expected returns method (“PWERM”), and the option pricing method (“OPM”) when allocating enterprise value to classes of securities.

Under the PWERM, the value of an enterprise, and its underlying common securities, are estimated based on an analysis of future values for the enterprise, assuming various outcomes. The value of the common securities is based on the probability-weighted present value of expected future investment returns considering each of the possible outcomes and the rights of each class of equity. The future values of the common securities under the various outcomes are discounted back to the valuation date at an appropriate risk-adjusted discount rate and then probability weighted to determine the value for the common securities.

The OPM treats common securities and preferred securities as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred securities. Under this method, the common securities have value only if the funds available for distribution to shareholders exceed the value of the liquidation preferences at the time of a liquidity event. The Black-Scholes model is used to price the call option, and the model includes assumptions for the time to liquidity and the volatility of equity value.

The hybrid method is a hybrid between the PWERM and OPM, estimating the probability-weighted value across multiple scenarios but using the OPM to estimate the allocation of value within one or more of those scenarios. When using the hybrid method, the Company assumed two scenarios: an IPO scenario and a remain-private scenario. The IPO scenario estimated an equity value based on the guideline public company method under a market approach. The guideline public companies considered for this scenario consist of biopharmaceutical companies with recently completed initial public offerings. The Company converted the estimated future value in an IPO to present value using a risk-adjusted discount rate. The equity value for the remain-private scenario was estimated using the discounted cash flow method or by back-solving to the price of a recently issued preferred security. In the remain-private scenario, value is allocated to the Company’s equity securities using the OPM. In the OPM, volatility is estimated based on the trading histories of selected guideline public companies. The relative probability of each scenario was determined based on an assessment of then-current market conditions and the Company’s expectations as to timing and prospects of an IPO.

There are significant judgments and estimates inherent in the determination of the fair value of the common securities. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of preferred securities, the superior rights and preferences of securities senior to the common securities at the time of, and the likelihood of, achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common securities at each valuation date.

The Company estimates the fair value of stock options using the Black-Scholes option pricing model, which uses as inputs the estimated fair value of common securities, and certain management estimates, including the expected stock price volatility, the expected term of the award, the risk-free rate, and expected dividends. Expected volatility is calculated based on reported volatility data for a representative group of publicly traded companies for which historical information is available. The Company selects companies with comparable characteristics with historical share price information that approximates the expected term of the equity-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period that approximates the calculated expected term of the stock options. The Company will continue to apply this method until a sufficient amount of historical information regarding the volatility of its stock price becomes available. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The Company uses the simplified method, under which the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term. The Company utilizes this method due to lack of historical exercise data. The expected dividend yield is assumed to be zero as the Company has no current plans to pay any dividends on common stock.

The Company estimates the fair value of enterprise incentive shares and enterprise junior stock using the OPM. The OPM treats these awards as call options on the equity value of the entity, with exercise prices based on the thresholds at which the allocation amount to the various holders of the entity’s equity securities change. Under this approach, the enterprise incentive shares and enterprise junior stock have value only when funds available for distribution to equity holders exceeds the value of the respective thresholds over which the related class of equity participates at the time of the liquidity event. Enterprise incentive shares and enterprise junior stock are considered to be call options on the enterprise value remaining immediately after the immediately preceding threshold has been paid. The OPM uses the Black-Scholes option pricing model to price the call options with the fair values as a function of the current fair value of the entity and certain assumptions such as the timing of a potential liquidity event and volatility of the underlying security.

For awards with service-based vesting conditions, the Company recognizes equity-based compensation expense on a straight-line basis over the vesting period. For awards subject to performance conditions, the Company recognizes equity-based compensation expense using an accelerated recognition method over the remaining service period when the Company determines the achievement of the performance condition is probable. The Company classifies equity-based compensation expense in its consolidated statements of operations and comprehensive income (loss) consistent with the classification of the award recipient’s compensation expense.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842)—Effective Dates for Certain Entities (“ASU 2020-05”), which extends the effective date of ASU No. 2016-02, Leases (“Topic 842”) for the Company from January 1, 2021 to January 1, 2022, with early adoption permitted. As the Company has already adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), the deferral of the effective date of this standard will not have an impact on the Company’s condensed consolidated financial statements and related disclosures. The Company is currently evaluating the period in which it will adopt Topic 842 as well as the potential impact this standard may have on its condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2014, the FASB issued Topic 606, which supersedes all existing revenue recognition guidance, with limited exceptions. Together with subsequent amendments, Topic 606 requires entities to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration to which it expects to receive in exchange for those goods or services. In doing so, entities apply the five-step model to determine the nature, timing and extent of revenue to be recognized. As of January 1, 2019, the Company adopted Topic 606 using the modified retrospective approach for all contracts not substantially complete as of the adoption date. The Company elected no transition practical expedients. The impact of adoption, which was primarily the result of differences in the determination of performance obligations and the resulting effect on the allocation of transaction price as well as changes to measuring progress, inclusive of the application of the modification guidance, is summarized as follows (in thousands):

CONSOLIDATED BALANCE SHEETS	DECEMBER 31, 2018	IMPACT OF ADOPTION	JANUARY 1, 2019
Deferred revenue	$202,979	$(108,948)	$94,031
Deferred revenue, noncurrent	$8,475	$(7,209)	$1,266
(Accumulated deficit) retained earnings	$(54,648)	$116,157	$61,509

In November 2019, the FASB issued ASU No. 2019-08, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)—Codification Improvements—Share-Based Consideration Payable to a Customer (“ASU 2019-08”), which requires that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with Topic 718. The Company early adopted ASU 2019-08 in conjunction with the adoption of Topic 606 and ASU 2018-07 as of January 1, 2019. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and disclosures.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808)—Clarifying the Interaction between Topic 808 and Topic 606 (“ASU 2018-18”) which clarifies certain transactions between collaborative arrangement participants should be accounted for as revenue when the collaborative arrangement participant is a customer in the context of a unit of accounting and precludes recognizing as revenue consideration received from a collaborative arrangement participant if the participant is not a customer. The Company early adopted ASU 2018-18 in conjunction with the adoption of Topic 606 as of January 1, 2019. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and disclosures.

In June 2018, the FASB issued ASU 2018-07 which expands the scope of Topic 718, to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned as ASU 2018-17 supersedes ASC 505-50. The Company early adopted ASU 2018-07 as of January 1, 2019. The Company had no non-employees awards outstanding as of December 31, 2018, and as such, implementation of this standard had no impact on the Company’s consolidated financial statements and disclosures.

In May 2017, the FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718)—Scope of Modification Accounting (“ASU 2017-09”). The provisions of ASU 2017-09 provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless: (i) the fair value of the modified award is the same as the fair value of the original award, (ii) the vesting conditions of the modified award are the same as the vesting conditions of the original award, and (iii) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award was modified. The Company adopted ASU 2017-09 as of January 1, 2018. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and disclosures.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805)—Clarifying the Definition of a Business (“ASU 2017-01”), which clarifies the definition of a business and provides guidance in determining when an integrated set of assets and activities is not a business. The guidance provides that when substantially all of the fair value of the gross assets acquired, or disposed of, is concentrated in a single identifiable asset or a group of similar identifiable assets, the purchase is not of a business. The Company early adopted ASU 2017-01 as of January 1, 2018. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash (“ASU 2016-18”), which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and restricted cash or restricted cash equivalents. Therefore, amounts described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company early adopted ASU 2016-18 as of January 1, 2018. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities, which has been subsequently amended by ASU No. 2018-03, ASU No. 2019-04, ASU No. 2020-01 and ASU No. 2020-03 (“ASU 2016-01”). The provisions of ASU 2016-01 make targeted improvements to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information, including certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The Company early adopted ASU 2016-01 as of January 1, 2018. The implementation of this standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for the Company on January 1, 2022, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its consolidated financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements with respect to Level 3 rollforwards, timing of liquidation of investments in certain entities that calculate net asset value, and measurement uncertainty. ASU 2018-13 is effective for the Company on January 1, 2020. The Company is currently evaluating the potential impact that this standard may have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments, which has been subsequently amended by ASU No. 2018-19, ASU No. 2019-04, ASU No. 2019-05, ASU No. 2019-10, ASU No. 2019-11 and ASU No. 2020-03 (“ASU 2016-13”). The provisions of ASU 2016-13 modify the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology and require a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes the existing guidance for lease accounting (“Topic 842”). The FASB has issued several updates to the standard which: (i) clarify how to apply certain aspects of the new standard; (ii) provide an additional transition method for adoption of the new standard; (iii) provide a practical expedient for certain lessor accounting; and (iv) amend certain narrow aspects of the guidance. Topic 842 requires the identification of arrangements that should be accounted for as leases by lessees. In general, for lease arrangements exceeding a twelve-month term, these arrangements must be recognized as assets and liabilities on the balance sheet of the lessee. Under Topic 842, a right-of-use asset and lease obligation will be recorded for all leases, whether operating or financing, while the income statement will reflect lease expense for operating leases and amortization/interest expense for financing leases. The balance sheet amount recorded for existing leases at the date of adoption of Topic 842 is calculated using the applicable incremental borrowing rate at the date of adoption. Topic 842 is effective for the Company on January 1, 2021, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its consolidated financial statements and related disclosures.

Liquidity

Liquidity

The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of novel therapeutics to transform the lives of patients with rare hematologic diseases and cancers. The Company is building a pipeline of therapeutics with a focus on these areas and has devoted substantially all of its resources to the research and development of its drug development efforts, comprised of research and development, manufacturing, conducting clinical trials, protecting its intellectual property and general and administrative functions relating to these operations. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain sustained profitable operations through commercialization of products.

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, the need for additional capital, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval and reimbursement for any drug product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, reliance on third-party manufacturers and the ability to transition from pilot-scale production to large-scale manufacturing of products.

The Company has determined that its cash, cash equivalents and marketable securities of $384.3 million as of September 30, 2020 will be sufficient to fund its operations for at least one year from the date these condensed consolidated financial statements are issued. To date, the Company has primarily financed its operations through license and collaboration agreements, the sale of preferred shares and preferred stock to outside investors and the completion of the IPO. The Company has experienced significant negative cash flows from operations during the nine months ended September 30, 2020. The Company does not expect to experience any significant positive cash flows from its existing collaboration agreements and does not expect to have any product revenue in the near term. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as it continues to invest significantly in research and development of its programs. Management’s belief with respect to its ability to fund operations is based on estimates that are subject to risks and uncertainties. If actual results are different from management’s estimates, the Company may need to seek additional funding sooner than would otherwise be expected. There can be no assurance that the Company will be able to obtain additional funding on acceptable terms, if at all.

Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying condensed consolidated balance sheet as of September 30, 2020, the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2020 and 2019, the condensed consolidated statements of redeemable convertible and convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2020 and 2019 and the condensed consolidated statements of cash flows for the nine months ended September 30, 2020 and 2019 are unaudited. The financial data and other information contained in the notes thereto as of September 30, 2020 and for the three and nine months ended September 30, 2020 and 2019 are also unaudited. The condensed consolidated balance sheet data as of December 31, 2019 was derived from the Company’s audited consolidated financial statements included in the Prospectus.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements as of and for the year ended December 31, 2019, and in the opinion of the Company’s management, reflect all adjustments which are necessary to present fairly the Company’s financial position as of September 30, 2020, the results of its operations for the three and nine months ended September 30, 2020 and 2019 and cash flows for the nine months ended September 30, 2020 and 2019. Such adjustments are of a normal and recurring nature. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019, and the notes thereto, included in the Prospectus.